Note 14 - Goodwill (Details Textual)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Goodwill percentage of total assets	36.00%	39.00%
Bottom of range [member]
Statement Line Items [Line Items]
Growth rate	1.90%
Top of range [member]
Statement Line Items [Line Items]
Growth rate	3.30%